Financial Instruments with-Off Balance Sheet Risk (Details Textual) (Standby letters of credit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Standby letters of credit [Member]
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Letters of credit outstanding expire	21 months
Commitments to sell loans	$ 1,900	$ 1,500